Related Party Transactions - Summary of Key Management Personnel Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries, other short-term employee benefits and non-executive fees	£ 7	£ 5	£ 5
Post-employment benefits	1	1	1
Share based remuneration	7	8	12
Total	£ 15	£ 14	£ 18